FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair values of the Company’s cash and cash equivalents, classified as Level 1 within the fair value hierarchy, approximate carrying value due to their short maturities.
The fair value of the Company’s long-term debt, classified as Level 2 within the fair value hierarchy, approximates its carrying value, as it is variable rate debt and the terms are comparable to market terms as of the balance sheet dates.
Recurring Fair Value Measurements
The Company measures certain financial liabilities at fair value on a recurring basis. The following table summarizes the valuation of those liabilities as of the dates presented (in millions):

	Fair Value as of December 31, 2020				Fair Value as of December 31, 2019
Description:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest rate swap	$—	$9.0	$—	$9.0	$—	$6.6	$—	$6.6
Contingent consideration obligations (1)	—	—	14.5	14.5	—	—	2.0	$2.0
(1)In connection with the acquisition of Fully in August 2019, the Company is contingently liable to make additional payments in the form of consideration based upon the achievement of certain performance targets. The maximum amount of contingent consideration that could be earned through 2023 is $15.0 million.
Interest Rate Swap
The fair value of the interest rate swap is based on observable prices as quoted for receiving the variable one-month London Interbank Offered Rates (LIBOR) and paying fixed interest rates and therefore is classified as Level 2 within the fair value hierarchy.
Contingent Consideration Obligation
The fair value measurement of the Company’s contingent consideration obligations is based on significant, unobservable inputs for which little or no market data exists, and thus represents a Level 3 measurement. The contingent consideration obligations are revalued each reporting period, with changes in fair value recognized in the consolidated statements of operations. The valuation inputs utilized to estimate the fair value of the contingent consideration obligations as of December 31, 2020, included a discount rate of 2.5%, Fully's net sales and earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the year ended December 31, 2020, and projections related to Fully's net sales and EBITDA for each of the calendar years 2021 through 2023.
For the year ended December 31, 2020, the $12.5 million change in the fair value of the Company’s contingent consideration obligations was primarily due to changes in expectations related to the achievement of the applicable performance targets. The emergent and seemingly durable shift to a significant “Work-from-home” (“WFH”) paradigm, catalyzed in large measure by restrictions placed on business operations and movement generally by state and local governments throughout 2020, aligns well with Fully’s WFH product portfolio and e-commerce capabilities. As of December 31, 2020, $1.2 million of the contingent consideration obligation is classified as current and is included in Other current liabilities, while the remaining $13.3 million is included in Other non-current liabilities on the consolidated balance sheets.
There were no additional assets and/or liabilities recorded at fair value on a recurring basis as of December 31, 2020 or 2019.
Assets Measured at Fair Value on a Nonrecurring Basis
The following table presents the impairment losses on assets that were measured at estimated fair value on a nonrecurring basis (in millions):

	Estimated Fair Value (Level 3) at measurement date (2)	Impairment recognized during the year ended (1)
December 31, 2020
Tradename - DatesWeiser	$0.9	$1.4

December 31, 2019
Tradename - Edelman Leather	—	6.5
(1)See Note 7 for additional information on impairments to tradenames.
(2)The estimated fair values of the impaired assets were based on significant inputs that were not observable in the market and are considered to be Level 3 inputs (see Note 2).
Other than the fair value measurements applied to the DatesWeiser and Edelman tradenames, the Company did not have any non-recurring fair value measurements during 2020, 2019 or 2018.